Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,678	€ 2,842	€ 2,935
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities		195
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	1,060	926	969
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			875
FRANCE | 2G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		207
FRANCE | 3G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		57
SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 37
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 611
ROMANIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	319
BELGIUM | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	213
EGYPT | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 311